Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.24	Year ended 31.12.23
	£m	£m
Opening balance as at 1 January	35,903	38,253
Issuances	7,354	5,986
Redemptions	(4,804)	(7,431)
Other	(604)	(905)
Closing balance	37,849	35,903

Designated at fair value (Note 5)	543	579
Total subordinated liabilities	38,392	36,482